Stockholders' Equity and Noncontrolling Interests - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 09, 2014	Jul. 15, 2014	Oct. 08, 2013	Mar. 25, 2013	Apr. 01, 2013	Mar. 16, 2015	Feb. 01, 2015	Jun. 18, 2014
Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized	600,000,000	0
Common stock, par value	$ 0.01	$ 0.01
Stock repurchase program, authorized amount	$ 50,000,000
Stock repurchased and retired during period, shares	123,797
Payments for repurchase of common stock	2,215,000
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Public offering price per common unit											$ 19.00
Noncontrolling interests	1,120,554,000	580,615,000
Fair value consideration paid	3,292,000	15,135,000	0
Common Stock [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchased and retired during period, shares	123,797
MEMP [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchase program, authorized amount	150,000,000
Stock repurchased and retired during period, shares	899,912
Payments for repurchase of common stock	12,900,000
MEMP [Member] | Common Stock [Member]
Stockholders Equity Note Disclosure [Line Items]
Number of common units sold by subsidiary			11,975,000	14,950,000	9,890,000	16,675,000	9,775,000
Net proceeds from sale of common units by subsidiary			194,100,000	321,300,000	220,000,000	318,300,000	171,800,000
Tanos Energy LLC [Member]
Stockholders Equity Note Disclosure [Line Items]
Percentage of ownership interest sold to company								1.066%
WildHorse Resources, LLC [Member]
Stockholders Equity Note Disclosure [Line Items]
Percentage of interest contributed former management members											0.10%
Cash consideration paid to certain former management members											30,000,000
Noncontrolling interests											400,000
Fair value consideration paid	3,300,000
Subsequent Event [Member] | MRD [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchased and retired during period, shares									2,764,887
Payments for repurchase of common stock									47,800,000
Subsequent Event [Member] | MEMP [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock repurchased and retired during period, shares										1,909,583
Payments for repurchase of common stock										$ 28,500,000